Trade and Other Receivables - Other net receivables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER RECEIVABLES.
Accounts receivable from employees, Current	$ 13,898,223	$ 12,929,933
Advances to suppliers and creditors, Current	39,345,695	64,664,538
Compensation for central claims Tarapaca and Bocamina, current		29,681,532
Other accounts receivable for deposits in transit and others	9,662,938	7,309,261
Others, Current	3,939,161	1,579,202
Other receivables, Current	66,846,017	116,164,466
Accounts receivable from employees, Non-current	2,131,377	2,779,599
Advances to suppliers and creditors, Non-current	515,827	511,771
Others, Non-current	855,115	116,329
Other receivables, Non-current	$ 3,502,319	$ 3,407,699